SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) ¥ in Millions		6 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Apr. 20, 2025 USD ($)	Apr. 20, 2025 CNY (¥)
Related Party Transaction [Line Items]
Loan receivable from a related party		$ 3,767,896		$ 3,777,909
Factory lease		30,442	$ 82,102
Purchase of equipment			2,243,086
Li Hongqi [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]	4,387,911		4,254,385
Factory lease		22,745	28,940
Li Hongliang [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]	1,549,617		1,501,432
Factory lease		7,697	8,232
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party		5,937,528		5,755,817
Loan receivable from a related party		631,035
Revenues			2,995,670
Beijing Happiness Star [Member]
Related Party Transaction [Line Items]
Loan receivable from a related party	[2]	631,035
Equipment Sales to Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues			843,144
LNG/CNG Sales To Hongzhuo Shuya Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues			2,152,526
Sichuan TIBO Fluid Technology Co Ltd (Lessor) [Member]
Related Party Transaction [Line Items]
Factory lease			44,930
Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Loan receivable from a related party					$ 375,755	¥ 2.6
Purchase of equipment			$ 2,243,086

[1]	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $10.1 million, and they were credited to amount due to related parties. During fiscal 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.
[2]	On October 22, 2025, China Oil Blue Ocean lent RMB 4.3 million ($621,441) to Beijing Happiness Star with annual interest of 3.5% and a term of one year. Interest accrued on this loan was RMB 66,385 ($9,594) as of March 31, 2026.